UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 18, 2022 to November 18, 2022

Commission File Number of issuing entity:  333-206582-03

Central Index Key Number of issuing entity:  0001678740

Morgan Stanley Capital I Trust 2016-UBS11
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541886

UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006892
38-4006893
38-7145167
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2022 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS11.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2016-UBS11 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 18, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	5	$3,974,761.69

No assets securitized by UBS Real Estate Securities Inc., KeyBank National Association, Natixis Real Estate Capital LLC, and Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2016-UBS11 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 18, 2022 to November 18, 2022.

UBS Real Estate Securities Inc. filed its most recent Form ABS-15G on August 12, 2022. The CIK number for UBS Real Estate Securities Inc. is 0001541886.

KeyBank National Association filed its most recent Form ABS-15G on November 2, 2022. The CIK number for KeyBank National Association is 0001089877.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 15, 2022. The Central Index Key number for NREC is 0001542256.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 14, 2022. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2016-UBS11, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	10/17/2022	$296,965.14
Current Distribution Date	11/18/2022	$298,965.14

*REO Account Balance
Prior Distribution Date	10/17/2022	$0.00
Current Distribution Date	11/18/2022	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2016-UBS11, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	10/17/2022	$4,034.41
Current Distribution Date	11/18/2022	$4,161.87

Interest Reserve Account Balance
Prior Distribution Date	10/17/2022	$0.00
Current Distribution Date	11/18/2022	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	10/17/2022	$0.00
Current Distribution Date	11/18/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS11, relating to the November 18, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: November 29, 2022